CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY - Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017
Class of Warrant or Right [Line Items]
Warrants to purchase shares	399,960	501,113	477,629	18,389	2,000,000
Number of common stock purchased by each warrant					1	1
Revenue generated per share					$ 35.00	$ 35.00
Exercise price					$ 5.00	$ 5.00
Fair value of the warrants	$ 40	$ 1,000	$ 900	$ 34,939
Maximum
Class of Warrant or Right [Line Items]
Warrants to purchase shares						2,000,000